Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Transactions and remuneration of services with related parties are carried out in the ordinary course of business and under arm’s length conditions, and including interest rates, terms and guarantees, and do not involve risks greater than normal collection or present other disadvantages.
(a)    Key-person management compensation
Key management includes executive statutory directors, members of the Board of Directors and Executive Boards. The compensation paid or payable to key management for their services is shown below:

	2023	2022	2021

Fixed compensation	17,445	7,837	8,801
Variable compensation	15,843	60,781	44,362
Total	33,288	68,618	53,163
(b)    Transactions with related parties
The main transactions carried with related parties for year-end balances arising from such transactions are as follows:

	Assets/(Liabilities)		Revenue/(Expenses)
Relation and transaction	2023	2022	2023	2022	2021

Shareholders with significant influence (i)	—	(3,562,079)	6,104	(160,835)	(60,177)
Securities	—	238,088	17,403	24,770	4,270
Securities purchased under agreements to resell	—	—	5,101	9,370	19,098
Accounts receivable and Loans operations	—	476	424	1,330	744
Securities sold under repurchase agreements	—	(3,800,643)	(16,824)	(196,305)	(84,268)
Borrowings	—	—	—	—	(21)

(i)These transactions are mainly related to Itaúsa S.A. Group. See note 1 (1.4).
Transactions with related parties also includes transactions among the Company and its associates related to commissions and premiums paid in advance, as described in Note 13.
Transactions with related parties also includes transactions among the Company and its subsidiaries in the course of normal operations, including services rendered such as: (i) education, consulting and business advisory; (ii) financial advisory and financial consulting in general; (iii) management of resources and portfolio management; (iv) information technology and data processing; and (v) insurance and (vi) loan operations. The effects of those transactions have been eliminated and do not have effects on the consolidated financial statements.